Schedule of Non-controlling Interests (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Joint Ventures/non-controlling Interests Schedule Of Non-controlling Interests 1	$ 213,882
Joint Ventures/non-controlling Interests Schedule Of Non-controlling Interests 2	230,539
Joint Ventures/non-controlling Interests Schedule Of Non-controlling Interests 3	25,353,058
Joint Ventures/non-controlling Interests Schedule Of Non-controlling Interests 4	24,818,443
Joint Ventures/non-controlling Interests Schedule Of Non-controlling Interests 5	2,044,984
Joint Ventures/non-controlling Interests Schedule Of Non-controlling Interests 6	21,348,110
Joint Ventures/non-controlling Interests Schedule Of Non-controlling Interests 7	27,611,924
Joint Ventures/non-controlling Interests Schedule Of Non-controlling Interests 8	$ 46,397,092